UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 01403 )

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments:

Putnam Global Equity Fund

The fund's portfolio
1/31/07 (Unaudited)

COMMON STOCKS (98.2%)(a)
	Shares	Value

Airlines (1.6%)
Air France-KLM (France)	796,568	$35,826,107

Automotive (4.2%)
Nissan Motor Co., Ltd. (Japan)	3,068,000	38,340,601
Suzuki Motor Corp. (Japan)	1,808,900	52,118,045
		90,458,646

Banking (13.9%)
Alpha Bank AE (Greece)	177,070	5,717,980
Bank of America Corp.	1,237,223	65,053,185
Bank of Ireland PLC (Ireland)	500,729	11,186,888
Barclays PLC (United Kingdom)	1,176,370	17,190,274
Credit Agricole SA (France)	1,096,074	47,264,676
KBC Groupe SA (Belgium)	142,507	17,964,902
Royal Bank of Scotland Group PLC (United Kingdom)	1,148,206	46,359,165
Societe Generale (France)	132,467	23,387,266
U.S. Bancorp (S)	638,258	22,721,985
UniCredito Italiano SpA (Italy)	2,804,599	26,048,956
Washington Mutual, Inc. (S)	289,215	12,896,097
		295,791,374

Beverage (0.8%)
InBev NV (Belgium)	256,576	16,536,075

Biotechnology (2.1%)
Amgen, Inc. (NON) (S) (SEG)	384,600	27,064,302
Biogen Idec, Inc. (NON)	365,100	17,648,934
		44,713,236

Building Materials (0.6%)
Sherwin-Williams Co. (The)	182,558	12,614,758

Chemicals (1.5%)
BASF AG (Germany)	319,932	30,917,730

Computers (0.4%)
IBM Corp.	83,200	8,249,280

Conglomerates (2.5%)
Mitsubishi Corp. (Japan)	1,994,100	40,684,406
Vivendi SA (France)	305,230	12,604,693
		53,289,099

Consumer (1.2%)
Matsushita Electric Industrial Co., Ltd. (Japan)	1,245,000	24,817,851

Consumer Finance (4.9%)
Capital One Financial Corp.	665,100	53,474,040
Countrywide Financial Corp.	1,145,700	49,815,036
		103,289,076

Consumer Goods (2.0%)
Reckitt Benckiser PLC (United Kingdom)	859,132	41,426,797

Electric Utilities (1.5%)
FirstEnergy Corp.	106,100	6,294,913
PG&E Corp. (S)	536,800	25,057,824
		31,352,737

Electronics (2.0%)
Atmel Corp. (NON)	1,328,100	7,942,038
Hynix Semiconductor, Inc. (South Korea) (NON)	369,080	12,319,099
Motorola, Inc.	238,700	4,738,195
United Microelectronics Corp. (Taiwan)	27,785,911	17,472,829
		42,472,161

Energy (3.6%)
Grant Prideco, Inc. (NON)	716,900	28,088,142
Petroleum Geo-Services ASA (Norway) (NON)	1,099,450	25,766,470
SK Corp. (South Korea)	295,285	22,587,158
		76,441,770

Financial (1.3%)
Citigroup, Inc. (SEG)	416,740	22,974,876
ORIX Corp. (Japan)	15,530	4,466,351
		27,441,227

Food (2.3%)
Delhaize Group (Belgium)	578,747	48,122,914

Household Furniture and Appliances (1.0%)
Whirlpool Corp. (S)	230,107	21,038,683

Insurance (3.5%)
ACE, Ltd. (Bermuda)	70,934	4,098,567
Allianz SE (Germany)	217,057	43,428,113
Zurich Financial Services AG (Switzerland)	101,809	27,486,220
		75,012,900

Investment Banking/Brokerage (4.4%)
Bear Stearns Cos., Inc. (The)	87,200	14,374,920
Credit Suisse Group (Switzerland)	527,835	37,447,974
Goldman Sachs Group, Inc. (The)	192,000	40,734,720
		92,557,614

Machinery (1.2%)
Fanuc, Ltd. (Japan)	51,300	4,781,629
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	155,668	6,675,044
SMC Corp. (Japan)	93,800	13,527,471
		24,984,144

Manufacturing (1.9%)
Hyundai Mipo Dockyard (South Korea)	69,926	8,739,931
Kawasaki Kisen Kaisha, Ltd. (Japan)	1,587,000	13,739,923
SKF AB Class B (Sweden)	841,820	16,730,500
		39,210,354

Metals (6.2%)
Algoma Steel, Inc. (Canada) (NON)	351,500	11,121,563
BHP Billiton PLC (United Kingdom)	280,092	5,265,445
Boliden AB (Sweden)	1,197,400	28,139,852
Grupo Mexico SAB de CV SA Ser. B (Mexico)	1,447,500	5,953,443
IPSCO, Inc. (Canada)	235,122	23,800,251
Phelps Dodge Corp.	84,115	10,396,614
POSCO (South Korea)	39,800	14,006,946
Salzgitter AG (Germany)	169,038	21,649,282
Teck Cominco, Ltd. Class B (Canada)	134,400	9,920,490
		130,253,886

Natural Gas Utilities (0.6%)
Centrica PLC (United Kingdom)	1,837,619	13,408,594

Office Equipment & Supplies (1.6%)
Canon, Inc. (Japan)	647,400	34,138,109

Oil & Gas (7.5%)
Exxon Mobil Corp.	783,056	58,024,450
Frontier Oil Corp.	174,300	4,951,863
Marathon Oil Corp.	603,394	54,510,614
Valero Energy Corp.	771,700	41,887,876
		159,374,803

Pharmaceuticals (8.1%)
Johnson & Johnson	978,301	65,350,507
Pfizer, Inc.	1,838,800	48,250,112
Roche Holding AG (Switzerland)	168,688	31,803,366
Watson Pharmaceuticals, Inc. (NON)	968,068	26,350,811
		171,754,796

Railroads (0.9%)
Canadian National Railway Co. (Canada)	411,600	18,787,085

Regional Bells (2.3%)
Qwest Communications International, Inc. (NON) (S)	2,299,127	18,737,885
Verizon Communications, Inc.	758,100	29,202,012
		47,939,897

Retail (0.8%)
Marks & Spencer Group PLC (United Kingdom)	1,350,838	17,930,329

Shipping (2.6%)
Mitsui O.S.K Lines, Ltd. (Japan)	5,306,000	55,297,757

Software (2.5%)
Oracle Corp. (NON)	3,065,100	52,597,116

Technology Services (1.1%)
Accenture, Ltd. Class A (Bermuda)	607,200	22,921,800

Telecommunications (3.9%)
Embarq Corp.	233,195	12,944,654
Koninklijke (Royal) KPN NV (Netherlands)	1,749,009	25,239,586

Sprint Nextel Corp. (S)	2,495,300	44,491,199
		82,675,439

Telephone (1.2%)
China Netcom Group Corp., Ltd. (Hong Kong)	9,725,200	24,364,352

Tobacco (0.5%)
Japan Tobacco, Inc. (Japan)	2,123	10,254,731

Total common stocks (cost $1,781,584,702)		$2,078,263,227

SHORT-TERM INVESTMENTS (5.4%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	31,468,528	$31,468,528
Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.46% and
due dates ranging from February 1, 2007 to
March 23, 2007 (d)	$ 83,663,559	83,527,264

Total short-term investments (cost $114,995,792)		$114,995,792

TOTAL INVESTMENTS

Total investments (cost $1,896,580,494)(b)		$2,193,259,019

FORWARD CURRENCY CONTRACTS TO BUY at 1/31/07 (aggregate face value $342,070,398) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$106,573,107	$107,274,884	4/18/07	$(701,777)
British Pound	128,148,059	128,744,175	3/22/07	(596,116)
Canadian Dollar	12,491,047	12,502,412	4/18/07	(11,365)
Euro	55,375,575	55,560,272	3/22/07	(184,697)
Japanese Yen	15,711,402	16,478,219	2/21/07	(766,817)
Norwegian Krone	10,693,794	10,666,884	3/22/07	26,910
Swedish Krona	10,511,746	10,780,966	3/22/07	(269,220)
Swiss Franc	62,577	62,586	3/22/07	(9)

Total				$(2,503,091)

FORWARD CURRENCY CONTRACTS TO SELL at 1/31/07 (aggregate face value $451,938,591) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$ 41,595,747	$ 41,652,143	4/18/07	$ 56,396
British Pound	1,176,407	1,174,189	3/22/07	(2,218)
Canadian Dollar	72,477	71,984	4/18/07	(493)
Danish Krone	28,842	29,449	3/22/07	607
Euro	63,304,334	63,469,022	3/22/07	164,688
Japanese Yen	253,556,161	262,410,717	2/21/07	8,854,556
Norwegian Krone	14,883,432	14,707,271	3/22/07	(176,161)
Swedish Krona	32,856,807	33,239,890	3/22/07	383,083
Swiss Franc	34,034,756	35,183,926	3/22/07	1,149,170

Total				$10,429,628

FUTURES CONTRACTS OUTSTANDING at 1/31/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Dow Jones Euro Stoxx 50 Index (Long)	76	$ 4,151,604	Mar-07	$ 52,341
New Financial Times Stock Exchange 100 Index (Long)	34	4,130,376	Mar-07	(3,096)
S&P 500 Index (Long)	33	11,904,750	Mar-07	94,918
Tokyo Price Index (Long)	29	4,144,230	Mar-07	163,665

Total				$307,828

NOTES

(a) Percentages indicated are based on net assets of $2,115,429,450.

(b) The aggregate identified cost on a tax basis is $1,896,705,908, resulting in gross unrealized appreciation and depreciation of $321,047,354 and $24,494,243, respectively, or net unrealized appreciation of $296,553,111.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At January 31, 2007, the value of securities loaned amounted to $81,052,601. The fund received cash collateral of $83,527,264 which is pooled with collateral of other Putnam funds into 36 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $382,119 for the period ended January 31, 2007. During the period ended January 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $112,462,359 and $120,932,324, respectively.

(S) Securities on loan, in part or in entirety, at January 31, 2007.

At January 31, 2007, liquid assets totaling $24,358,487 have been designated as collateral for open forward contracts and futures contracts.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at January 31, 2007: (as a percentage of Portfolio Value)

Belgium	3.9%
Bermuda	1.6
Canada	3.0
France	5.6
Germany	4.6
Hong Kong	1.2
Ireland	0.5
Italy	1.2
Japan	13.9
Netherlands	1.2
Norway	1.2
South Korea	2.7
Sweden	2.1
Switzerland	4.6
Taiwan	0.8
United Kingdom	6.7
United States	44.6
Other	0.6

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At January 31, 2007, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: March 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 28, 2007